CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Redeemable Non-controlling Interests in income (loss)	$ 1,176	$ (2,042)	$ 157	$ 0	$ (709)	$ 0	$ 0